Share-based compensation - RSU - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Mar. 31, 2024 $ / shares	Mar. 11, 2024 $ / shares
Share-based compensation
Stock-based compensation expense	¥ 19,781	¥ 20,339	¥ 28,245
Ordinary shares
Share-based compensation
Dividends per share amount | $ / shares				$ 0.015	$ 0.015
ADS
Share-based compensation
Dividends per share amount | $ / shares				$ 0.03	$ 0.03
RSUs
Share-based compensation
Vested shares | shares	1,165,556	4,634,284
Stock-based compensation expense	¥ 3,290	¥ 10,499	17,878
Fair value of shares vested	¥ 7,493	17,842	¥ 19,423
Total unrecognized compensation cost related to share-based compensation arrangements		¥ 3,599
Remaining weighted-average period for recognition of total unrecognized compensation cost		5 months 19 days
Unvested RSU shares | shares	0	1,191,904	6,359,333
RSUs | Employee stock
Share-based compensation
Vested shares | shares	14,996	52,610	91,860
Fair value of shares vested	¥ 43	¥ 192	¥ 362
Employee Stock Option
Share-based compensation
Share-based compensation expense, requisite service period	4 years
Stock-based compensation expense	¥ 16,491	9,840	¥ 10,367
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 39,215	¥ 16,719
Remaining weighted-average period for recognition of total unrecognized compensation cost	3 years 1 month 20 days	2 years 1 month 13 days